Financing Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Debt and Financing Obligations [Abstract]
Schedule of Financing Obligations

	December 31, 2017	December 31, 2016
Revolving credit facility (a)	—	—
Senior secured notes (b)	—	$297.6
Equipment financing obligations	$7.5	$7.3
	$7.5	$304.9
Less: Current portion of financing obligations	($4.2)	($3.6)
	$3.3	$301.3